ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] ‒ 99.2%
CHINA EQUITY LONG/SHORT ‒ 2.5%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	$3,201,831	$6,286,880	Monthly	30 Days [f]

CYCLICALS EQUITY LONG/SHORT ‒ 18.6%
Energy Dynamics Fund Limited - Class D	4/1/2018	6,180,200	11,314,942	Monthly	90 Days [d]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	6,889,679	15,485,647	Quarterly	60 Days [e]
Incision Capital Master Fund L.P.	7/1/2025	7,000,000	6,403,443	Quarterly	45 Days
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	6,546,924	12,574,091	Quarterly	30 Days
		26,616,803	45,778,123
EUROPEAN EQUITY LONG/SHORT ‒ 7.6%
Lancaster European LS Equity, Ltd.[i]	2/1/2023	10,092,067	13,104,217	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	3,130,000	5,657,534	Monthly	30 Days [c]
		13,222,067	18,761,751
EVENT DRIVEN EQUITY LONG/SHORT ‒ 4.1%
Hunters Moon Eclipse Fund, Ltd.	2/1/2025	9,000,000	10,218,947	Monthly	30 Days [d]

FINANCIAL EQUITY LONG/SHORT ‒ 8.4%
Azora Offshore Fund, Ltd.	5/1/2018	7,122,458	12,190,326	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	8,722,520	Quarterly	60 Days
		13,822,458	20,912,846
GLOBAL EQUITY LONG/SHORT ‒ 7.2%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,208,656	14,012,451	Quarterly	60 Days [e]
Vellichor Offshore Fund, Ltd.	1/1/2026	3,500,000	3,727,500	Quarterly	45 Days
		11,708,656	17,739,951
HEALTH CARE EQUITY LONG/SHORT ‒ 18.6%
Averill Fund, Ltd.	11/1/2020	3,630,733	7,657,595	Quarterly	60 Days [e]
BCM Scout International, Ltd.	5/1/2022	9,000,000	13,443,434	Quarterly	45 Days [e]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	2,991,476	10,779,135	Quarterly	60 Days
Seligman Healthcare Spectrum Fund LLC	5/1/2025	10,000,000	14,254,450	Monthly	45 Days
		25,622,209	46,134,614
LATIN AMERICA ‒ 5.8%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	7,405,231	14,240,415	Monthly	90 Days

TMT EQUITY LONG ‒ 5.8%
IPPE Liquid (Cayman), L.P.	10/1/2023	3,917,697	7,332,509	Monthly	45 Days
Islander Capital Fund, L.P.	8/1/2025	7,500,000	6,952,108	Quarterly	45 Days [g]
		11,417,697	14,284,617
TMT EQUITY LONG/SHORT ‒ 13.5%
Atreides 150/30 Technology Fund, Ltd.	1/1/2026	3,500,000	3,254,662	Quarterly	60 Days [h]
Atreides Foundation Fund, Ltd.	12/1/2020	5,872,436	9,843,505	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund LLC	1/1/2016	5,018,019	16,622,366	Monthly	30 Days
Toronado Offshore Fund, Ltd. - Class Ai	8/1/2018	2,967,721	3,782,463	Quarterly	45 Days [g,h]
		17,358,176	33,502,996

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)

U.S. SMALL CAP ‒ 7.1%
Medina Value Partners I, L.P.	8/1/2020	7,337,474	13,801,110	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	3,734,037	Quarterly	45 Days
		10,337,474	17,535,147

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 99.2%		149,712,602	245,396,287

TOTAL INVESTMENTS ‒ 99.2%		149,712,602	245,396,287

Other Assets in Excess of Liabilities ‒ 0.8%			1,886,347
SHAREHOLDERS' CAPITAL ‒ 100.0%			$247,282,634

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.
The total cost and fair value of these restricted investments as of January 31, 2026 was $149,712,602 and $245,396,287 respectively.
[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.
[i]	Affiliated investments for which ownership exceeds 5% of the investment’s capital.